Stock-Based Compensation - Summary of Stock Option Awards (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 07, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding, Balance		285,900
Options, Granted	3,379,275	154,598
Options, Exercised		(15,229)
Options, Forfeited		(481,995)
Options, Outstanding, Balance		3,322,549	285,900
Options exercisable at December 31, 2014		1,813,003
Weighted Average Exercise Price, Outstanding, Balance		$ 17.04
Weighted Average Exercise Price, Granted		$ 16.17
Weighted Average Exercise Price, Exercised		$ 11.34
Weighted Average Exercise Price, Forfeited		$ 13.24
Weighted Average Exercise Price, Outstanding, Balance		$ 13.08	$ 17.04
Weighted Average Exercise Price, Options exercisable at December 31, 2014		$ 12.27
Weighted Average Remaining Contractual Life, Outstanding		6 years	9 years 1 month 6 days
Weighted Average Remaining Contractual Life, Granted		9 years 3 months 18 days
Weighted Average Remaining Contractual Life, Outstanding		6 years	9 years 1 month 6 days
Weighted Average Remaining Contractual Life, Options exercisable at December 31, 2014		4 years
Aggregate Intrinsic Value, Outstanding, Balance		$ 827
Aggregate Intrinsic Value, Outstanding, Balance		7,841	827
Aggregate Intrinsic Value, Outstanding, Options exercisable at December 31, 2014		5,573
WRECO Transaction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Assumed in the Merger		3,379,275
Weighted Average Exercise Price, Assumed in the Merger		$ 12.62
Weighted Average Remaining Contractual Life, Assumed in the Merger		5 years 10 months 24 days
Aggregate Intrinsic Value, Outstanding, Assumed in the Merger		$ 8,885